FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

       Report for the Calendar Year or Quarter Ended September 30, 2006

                     If amended report check here:

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2006.

                                              By: /s/ William M Lane
                                                  -----------------------------
                                                  William M Lane,
                                                  Vice President
                                                  for Torray LLC

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September 30, 2006 Form 13F - Torray LLC 44

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
     Item 1        Item 2   Item 3      Item 4      Item 5        Item 6        Item 7           Item 8
     ------       -------- --------- ------------- --------- ----------------- -------- ------------------------
                                                                  Invest                    Voting Authority
                                                             -----------------          ------------------------
                   Title    CUSIP     Fair Market   Total    (a)   (b)    (c)             (a)      (b)    (c)
 Name of Issuer   of Class  Number       Value      Shares   Sole Shared Other Managers   Sole    Shared  None
 --------------   -------- --------- ------------- --------- ---- ------ ----- -------- --------- ------ -------
Abbott
  Laboratories...  common  002824100    91,901,743 1,892,540  X                  All    1,792,840   --    99,700
Ambac Financial
  Group, Inc.....  common  023139108   108,205,142 1,307,615  X                  All    1,237,115   --    70,500
American
  Express
  Company........  common  025816109    70,600,962 1,258,933  X                  All    1,179,933   --    79,000
American
  International
  Group, Inc.....  common  026874107    24,863,403   375,240  X                  All      324,140   --    51,100
Amgen Inc........  common  031162100   124,599,896 1,741,925  X                  All    1,657,225   --    84,700
Anheuser-Busch
  Cos., Inc......  common  035229103    53,455,877 1,125,150  X                  All    1,030,350   --    94,800
Applied
  Materials,
  Inc............  common  038222105   113,257,591 6,387,907  X                  All    6,063,407   --   324,500
Automatic Data
  Processing,
  Inc............  common  053015103    68,602,098 1,449,136  X                  All    1,356,536   --    92,600
Calamos Asset
  Management,
  Inc............  common  12811R104    39,599,709 1,350,604  X                  All    1,299,604   --    51,000
CapitolSource....  common  14055X102     3,743,900   145,000  X                  All      145,000   --        --
Cardinal Health
  Inc............  common  14149Y108   111,639,668 1,698,200  X                  All    1,617,000   --    81,200
CB Richard Ellis
  Group, Inc.....  common  12497T101     3,680,160   149,600  X                  All      149,600   --        --
CBRE Realty
  Finance,
  Inc............  common  12498B208     2,010,000   134,000  X                  All      134,000   --        --
Clear Channel
  Communications,
  Inc............  common  184502102    24,693,581   855,930  X                  All      764,930   --    91,000
Danaher
  Corporation....  common  235851102    69,328,339 1,009,587  X                  All      959,687   --    49,900
The Walt Disney
  Company........  common  254687106    63,000,762 2,038,200  X                  All    1,844,800   --   193,400
EMC
  Corporation....  common  268648102    97,531,576 8,141,200  X                  All    7,718,800   --   422,400
Emerson Electric
  Company........  common  291011104    49,465,912   589,863  X                  All      522,163   --    67,700
Fairfax Financial
  Holdings.......  common  303901102    63,863,843   490,845  X                  All      490,845   --        --
First Data
  Corporation....  common  319963104    80,785,698 1,923,469  X                  All    1,806,869   --   116,600
Franklin
  Resources
  Inc............  common  354613101    71,445,758   675,610  X                  All      615,810   --    59,800
Gannett Co.,
  Inc............  common  364730101    50,519,143   888,952  X                  All      839,252   --    49,700
General
  Dynamics
  Corporation....  common  369550108    66,812,995   932,231  X                  All      874,631   --    57,600
General Electric
  Company........  common  369604103    23,104,909   654,530  X                  All      583,530   --    71,000
W.R. Grace &
  Co.............  common  38388F108    26,264,016 1,980,695  X                  All    1,980,695   --        --
The Goldman
  Sachs Group,
  Inc............  common  38141G104    65,948,725   389,837  X                  All      367,837   --    22,000
Haemonetics
  Corporation....  common  405024100    46,612,800   996,000  X                  All      996,000   --        --
Honeywell
  International
  Inc............  common  438516106    29,498,307   721,230  X                  All      655,330   --    65,900
Illinois Tool
  Works Inc......  common  452308109    87,416,708 1,946,920  X                  All    1,840,520   --   106,400
Intel
  Corporation....  common  458140100    86,232,649 4,192,156  X                  All    3,974,056   --   218,100
JPMorgan
  Chase &
  Co.............  common  46625H100    84,997,507 1,809,998  X                  All    1,706,021   --   103,977
Johnson &
  Johnson........  common  478160104    67,589,552 1,040,800  X                  All      975,300   --    65,500
LaBranche & Co.
  Inc............  common  505447102    31,039,484 2,993,200  X                  All    2,993,200   --        --
Level 3
  Communications
  Inc............  common  52729N100    16,170,000 3,000,000  X                  All    3,000,000   --        --
Eli Lilly and
  Company........  common  532457108   126,540,000 2,220,000  X                  All    2,105,900   --   114,100
Markel
  Corporation....  common  570535104    55,892,879   136,105  X                  All      136,105   --        --
Marsh &
  McClennan
  Companies,
  Inc............  common  571748102    62,418,065 2,217,338  X                  All    2,119,338   --    98,000
The McClatchy
  Company--
  Class A........  common  579489105    12,130,809   287,528  X                  All      273,608   --    13,920
Medtronic,
  Inc............  common  585055106   117,624,625 2,532,830  X                  All    2,400,430   --   132,400
O'Reilly
  Automotive,
  Inc............  common  686091109    46,097,539 1,388,062  X                  All    1,364,162   --    23,900
Sprint Nextel
  Corporation....  common  852061100    51,506,046 3,003,268  X                  All    2,820,368   --   182,900
Time Warner
  Inc............  common  887317105    34,454,700 1,890,000  X                  All    1,720,100   --   169,900
Tribune
  Company........  common  896047107    71,329,077 2,179,984  X                  All    2,077,584   --   102,400
United
  Technologies
  Corporation....  common  913017109    73,974,493 1,167,711  X                  All    1,074,311   --    93,400
Univision
  Communications,
  Inc............  common  914906102    33,601,690   978,500  X                  All      906,800   --    71,700

                                     2,704,052,336
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